Loans from Third-party Companies and Individuals (Tables)	12 Months Ended
Dec. 31, 2014
Loans From Third Party Companies And Individuals [Abstract]
Loans from Third-party Companies and Individual
	December 31,	December 31,
	2014	2013
Loan from employee	78,438	51,919
Beijing Liyuanshida Technology Co., Ltd.	8,512,770	8,684,186
Beijing Jialike New Technology Co., Ltd.	244,061	327,214
Beijing Sridi Technology Co., Ltd.	-	50,849
China Automation Control Co., Ltd.	-	248,804
Beijing Xinmei Jiahua, Ltd	-	163,607
Loan from third-party companies and individual	$8,835,269	$9,526,579